ORGANIZATION	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Organization
ORGANIZATION

1. ORGANIZATION

New Residential Investment Corp. (together with its subsidiaries, “New Residential”) is a Delaware corporation that was formed as a limited liability company in September 2011 for the purpose of making real estate related investments and commenced operations on December 8, 2011. On December 20, 2012, New Residential was converted to a corporation. Newcastle Investment Corp. (“Newcastle”) was the sole stockholder of New Residential until the spin-off (Note 13), which was completed on May 15, 2013. Newcastle is listed on the New York Stock Exchange (“NYSE”) under the symbol “NCT.”

Following the spin-off, New Residential is an independent publicly traded real estate investment trust (“REIT”) primarily focused on investing in residential mortgage related assets. New Residential is listed on the NYSE under the symbol “NRZ.”

New Residential intends to elect and qualify to be taxed as a REIT for U.S. federal income tax purposes for the tax year ending December 31, 2013. As such, New Residential will generally not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements.

New Residential has entered into a management agreement (the “Management Agreement”) with FIG LLC (the “Manager”), an affiliate of Fortress Investment Group LLC (“Fortress”), under which the Manager advises New Residential on various aspects of its business and manages its day-to-day operations, subject to the supervision of New Residential’s board of directors. For its services, the Manager is entitled to management fees and incentive compensation, both defined in, and in accordance with the terms of, the Management Agreement. For a further discussion of the Management Agreement, see Note 15. The Manager also manages Newcastle and investment funds that own a majority of Nationstar Mortgage LLC (“Nationstar”), a leading residential mortgage servicer, and Springleaf Holdings, Inc. (“Springleaf”), managing member of the Consumer Loan Companies (Note 9).

As of December 31, 2013, New Residential conducted its business through the following segments: (i) investments in Excess MSRs, (ii) investments in servicer advances, (iii) investments in real estate securities, (iv) investments in real estate loans, (v) investments in consumer loans and (vi) corporate.

Approximately 5.3 million shares of New Residential’s common stock were held by Fortress, through its affiliates, and its principals as of December 31, 2013. In addition, Fortress, through its affiliates, held options to purchase approximately 17.7 million shares of New Residential’s common stock as of December 31, 2013.

1. ORGANIZATION

New Residential Investment Corp. (formerly known as NIC MSR LLC) (together with its subsidiaries, “New Residential”) is a Delaware corporation that was formed as a limited liability company in September 2011 for the purpose of making real estate related investments and commenced operations on December 8, 2011. On December 20, 2012, New Residential was converted to a corporation. Newcastle Investment Corp. (“Newcastle” or the “stockholder”) is the sole stockholder of New Residential. Newcastle is listed on the New York Stock Exchange under the symbol “NCT.” Newcastle generally does not have any liability for the obligations of New Residential, except as described in Note 6.

As of December 31, 2012, New Residential had acquired excess mortgage servicing rights (“Excess MSRs”) on five pools of residential mortgage loans from Nationstar Mortgage LLC (“Nationstar”). Nationstar is a leading residential mortgage servicer and is majority-owned by funds managed by Newcastle’s manager. Furthermore, New Residential acquired real estate securities during the third and fourth quarters of 2012.

New Residential intends to elect and qualify to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes for the tax year ending December 31, 2013. As such, New Residential will generally not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements.

New Residential intends to enter into a management agreement (the “Management Agreement”) with FIG LLC (the “Manager”), an affiliate of Fortress Investment Group LLC (“Fortress”), under which the Manager will advise New Residential on various aspects of its business and will manage its day-to-day operations, subject to the supervision of New Residential’s board of directors. For its services, the Manager is expected to be entitled to management fees and incentive compensation, both to be defined in, and in accordance with the terms of, the Management Agreement. For a further discussion of the Management Agreement, see Note 9. The Manager also manages Newcastle and investment funds that own a majority of Nationstar.